UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
                                                                           AMOUNT           VALUE
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.4%
-------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 5.141%, 4/20/08 1            $    1,350,000  $    1,351,002
-------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed
Securities, Series 2004-W8, Cl. A2, 5.561%, 5/25/34 1                   6,800,000       6,844,735
-------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile
Mtg.-Backed Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                 4,780,000       4,681,365
-------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan
Asset-Backed Certificates, Series 2005-B, Cl. AF1,
4.05%, 3/26/35                                                            326,180         324,626
-------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity
Loan Pass-Through Certificates, Series 2000-4, Cl.
M1, 8.73%, 5/1/32 2                                                     1,328,462          34,280
-------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home
Equity Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                             1,480,000       1,466,769
Series 2005-17, Cl. 1AF1, 5.281%, 5/25/36 1                             2,779,398       2,783,114
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                               980,000         970,935
-------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25 2,3                      4,550,157          45,502
-------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through
Certificates, Series 2004-3, Cl. AF2, 3.80%, 7/25/34 1                    393,846         392,627
-------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed
Certificates, Home Equity Receivables:
Series 2005-FF10, Cl. A3, 5.291%, 11/25/35 1                            6,310,000       6,317,253
Series 2006-FF5, Cl. 2A1, 5.131%, 5/15/36 1                             2,126,985       2,128,264
-------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates, Series 2005-B, Cl. A2,
3.78%, 9/15/07                                                          1,122,182       1,120,626
-------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Asset-Backed Pass-Through
Certificates, Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                  2,773,045       2,758,950
-------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home Equity
Receivables, Series 2005-WMC6, Cl. A2B, 5.341%, 7/25/35 1               1,670,000       1,674,750
-------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                950,000         937,311
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                 1,550,000       1,532,449
-------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity
Asset-Backed Securities, Series 2006-2, Cl. A1,
5.141%, 4/25/36 1                                                       2,479,049       2,480,723
-------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity
Asset-Backed Certificates, Series 2004-2, Cl. AI1B,
2.94%, 9/25/18 1                                                          835,466         832,714
                                                                                   --------------
Total Asset-Backed Securities (Cost $44,639,841)                                       38,677,995
-------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.2%
-------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--65.9%
-------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--64.5%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                     5,679,361       5,800,660
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 7/1/19                                                           3,043,985       2,884,190
5%, 7/1/33-6/1/34                                                      17,420,054      16,402,830
6%, 7/1/24-9/1/24                                                       9,585,797       9,564,984


1                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6.50%, 4/1/18-3/1/29                                                      $   2,550,770    $   2,590,785
7%, 8/1/16-3/1/32                                                            12,833,572       13,175,685
7.50%, 9/1/12-4/1/36                                                          8,640,257        8,992,597
8%, 4/1/16                                                                    1,922,766        2,036,035
9%, 8/1/22-5/1/25                                                               459,814          493,917
11.50%, 6/1/20-11/17/20                                                         351,719          384,940
12.50%, 7/1/19                                                                  131,501          143,737
13%, 8/1/15                                                                     105,207          115,476
14%, 1/1/11                                                                      38,141           42,451
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass
Mtg. Participation Certificates:
Series 3057, Cl. LG, 5%, 10/15/35                                             5,000,000        4,426,217
Series 3138, Cl. PA, 5.50%, 2/15/27                                          14,782,043       14,701,767
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real
Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 1644, Cl. S, 5.074%, 12/15/23 1                                        4,842,285        4,806,261
Series 2055, Cl. ZM, 6.50%, 5/15/28                                           2,169,438        2,194,867
Series 2080, Cl. Z, 6.50%, 8/15/28                                            1,412,437        1,424,655
Series 2220, Cl. PD, 8%, 3/15/30                                                495,862          524,958
Series 2326, Cl. ZP, 6.50%, 6/15/31                                           1,364,616        1,384,424
Series 2368, Cl. PR, 6.50%, 10/15/31                                          5,338,096        5,418,467
Series 2387, Cl. PD, 6%, 4/15/30                                              1,184,469        1,187,149
Series 2392, Cl. PV, 6%, 12/15/20                                             9,952,000        9,997,707
Series 2456, Cl. BD, 6%, 3/15/30                                                 85,889           85,777
Series 2500, Cl. FD, 5.581%, 3/15/32 1                                        1,082,016        1,088,713
Series 2526, Cl. FE, 5.481%, 6/15/29 1                                        1,530,938        1,545,678
Series 2551, Cl. EA, 4%, 12/15/12                                               315,790          315,229
Series 2551, Cl. FD, 5.481%, 1/15/33 1                                        1,193,851        1,207,833
Series 2583, Cl. KA, 5.50%, 3/15/22                                           2,114,381        2,111,116
Series 2691, Cl. MG, 4.50%, 10/15/33                                         15,616,000       13,426,704
Series 2939, Cl. PE, 5%, 2/15/35                                              8,458,000        7,478,027
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through
Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                      111,874          111,593
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 16.008%, 2/1/28 4                                           620,672          144,742
Series 195, Cl. IO, 8.15%, 4/1/28 4                                           8,757,966        2,130,784
Series 200, Cl. IO, 14.492%, 1/1/29 4                                           734,484          180,980
Series 205, Cl. IO, 11.139%, 9/1/29 4                                         3,923,251          993,273
Series 206, Cl. IO, (12.621)%, 12/1/29 4                                      1,106,869          276,005
Series 217, Cl. IO, 7.514%, 1/1/32 4                                          1,427,193          370,365
Series 2003-118, Cl. S, 13.058%, 12/25/33 4                                   9,180,337          949,340
Series 2074, Cl. S, 2.503%, 7/17/28 4                                           799,981           64,906
Series 2079, Cl. S, 2.035%, 7/17/28 4                                         1,262,937          105,462
Series 2122, Cl. S, 9.432%, 2/15/29 4                                         5,866,016          478,101
Series 2304, Cl. SK, 8.095%, 6/15/29 4                                        5,213,181          359,046
Series 2493, Cl. S, 8.745%, 9/15/29 4                                         1,160,806           90,137
Series 2526, Cl. SE, 5.066%, 6/15/29 4                                        2,027,642          118,368
Series 2819, Cl. S, 3.021%, 6/15/34 4                                        17,285,528        1,126,726


2                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2920, Cl. S, 3.06%, 1/15/35 4                                      $  10,766,650     $    418,025
Series 3000, Cl. SE, 2.546%, 7/15/25 4                                       12,111,043          325,043
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                 2,865,014        2,717,514
4.50%, 6/1/21 5                                                               1,800,000        1,703,812
5%, 2/1/18-9/1/33                                                            18,209,752       17,412,539
5%, 7/1/36 5                                                                 72,258,000       67,741,875
5.50%, 1/1/33-1/1/34                                                         59,801,018       57,841,620
5.50%, 6/1/21-7/1/36 5                                                       67,091,000       64,840,691
6%, 6/1/16-5/1/33                                                            29,613,136       29,474,034
6.50%, 11/1/28-9/1/32                                                        31,578,910       32,003,966
6.50%, 6/1/36-7/1/36 5                                                       24,116,000       24,313,784
7%, 11/1/17-3/1/36                                                           21,204,456       21,786,049
7.50%, 2/1/27-8/1/33                                                         18,169,970       18,874,707
8%, 12/1/22                                                                      69,557           73,778
8.50%, 7/1/32                                                                   211,467          228,114
11%, 7/1/16                                                                      62,739           68,683
11.50%, 11/1/15                                                                  53,735           58,689
13%, 11/1/12                                                                      6,530            6,798
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security Trust 2001-T4, Cl. IO,
(0.174)%, 7/25/41 4                                                           8,487,752          213,299
CMO, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                   10,000,000       10,241,164
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                               157,844          159,820
Trust 2001-42, Cl. QF, 6.061%, 9/25/31 1                                      6,678,098        6,861,236
Trust 2001-50, Cl. NE, 6%, 8/25/30                                              665,302          667,943
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                        4,960,561        5,025,936
Trust 2001-70, Cl. LR, 6%, 9/25/30                                              905,291          906,685
Trust 2001-72, Cl. NH, 6%, 4/25/30                                              456,445          456,707
Trust 2001-74, Cl. PD, 6%, 5/25/30                                              185,865          185,514
Trust 2002-52, Cl. FD, 5.581%, 9/25/32 1                                      1,447,815        1,453,910
Trust 2002-52, Cl. FG, 5.581%, 9/25/32 1                                      1,791,689        1,817,655
Trust 2002-77, Cl. WF, 5.481%, 12/18/32 1                                     1,802,152        1,818,468
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                         3,128,000        2,985,255
Trust 2003-116, Cl. FA, 5.481%, 11/25/33 1                                    1,015,974        1,019,218
Trust 2004-101, Cl. BG, 5%, 1/25/20                                           4,060,000        3,890,991
Trust 2005-30, Cl. UG, 5%, 4/25/35                                            1,623,000        1,449,032
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                         2,280,000        2,135,402
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                       2,490,000        2,330,389
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                       18,300,000       18,192,176
Trust 2006-50, Cl. KS, 5.72%, 6/25/36 1                                       3,980,000        3,537,510
Trust 2006-50, Cl. SK, 5.94%, 6/25/36 1                                         180,000          166,962
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-28, Cl. SA, 3.728%, 4/25/32 4                                      1,057,216           79,994
Trust 2002-38, Cl. SO, 0.024%, 4/25/32 4                                      1,529,430           75,868


3                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-39, Cl. SD, 1.044%, 3/18/32 4                                   $  1,616,460     $    122,630
Trust 2002-48, Cl. S, 4.041%, 7/25/32 4                                       1,755,527          143,210
Trust 2002-52, Cl. SL, 3.961%, 9/25/32 4                                      1,082,086           92,342
Trust 2002-53, Cl. SK, 1.43%, 4/25/32 4                                       1,008,300           83,431
Trust 2002-56, Cl. SN, 5.162%, 7/25/32 4                                      2,398,797          200,402
Trust 2002-77, Cl. IS, 4.452%, 12/18/32 4                                     2,605,696          210,039
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 221, Cl. 2, 13.128%, 5/1/23 4                                           3,150,384          754,262
Trust 240, Cl. 2, 22.339%, 9/1/23 4                                           2,065,462          521,268
Trust 252, Cl. 2, 12.945%, 11/1/23 4                                          1,468,962          355,849
Trust 303, Cl. IO, 13.747%, 11/1/29 4                                         1,130,011          301,442
Trust 321, Cl. 2, 12.815%, 4/1/32 4                                           5,060,848        1,354,840
Trust 322, Cl. 2, 17.237%, 4/1/32 4                                           1,623,473          425,193
Trust 324, Cl. 2, 8.151%, 7/1/32 4                                            3,933,920        1,014,635
Trust 327, Cl. 2, 16.842%, 9/1/32 4                                           4,921,090        1,181,618
Trust 329, Cl. 2, 11.036%, 1/1/33 4                                           2,754,482          724,509
Trust 334, Cl. 12, (0.597)%, 2/1/33 4                                         7,761,477        1,923,767
Trust 344, Cl. 2, 9.708%, 12/1/33 4                                          10,108,272        2,659,112
Trust 2001-61, Cl. SH, 13.283%, 11/18/31 4                                    5,657,238          491,847
Trust 2001-63, Cl. SD, 5.588%, 12/18/31 4                                     1,845,113          160,770
Trust 2001-68, Cl. SC, 5.475%, 11/25/31 4                                     1,308,761          114,961
Trust 2001-81, Cl. S, 6.379%, 1/25/32 4                                       1,319,444          101,585
Trust 2002-9, Cl. MS, 3.933%, 3/25/32 4                                       1,962,781          171,507
Trust 2002-41, Cl. S, 18.637%, 7/25/32 4                                      5,102,309          408,902
Trust 2002-52, Cl. SD, 0.832%, 9/25/32 4                                      1,447,815          113,369
Trust 2002-77, Cl. SH, 6.821%, 12/18/32 4                                     1,584,258          136,519
Trust 2003-4, Cl. S, 13.599%, 2/25/33 4                                       3,102,852          307,484
Trust 2003-33, Cl. SP, 16.043%, 5/25/33 4                                     4,747,768          507,264
Trust 2005-40, Cl. SB, 5.753%, 5/25/35 4                                      7,211,172          287,130
Trust 2005-71, Cl. SA, 8.342%, 8/25/25 4                                      7,717,288          335,971
Trust 2006-33, CL. SP, 18.266%, 5/25/36 4                                     7,348,006          493,694
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only  Stripped Mtg.-Backed
Security, Trust 327, Cl. 1, 5.318%, 9/1/32 6                                  6,002,160        4,505,838
                                                                                            ------------
                                                                                             569,219,909
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.4%
Government National Mortgage Assn.:
4.375%, 4/20/17 1                                                                43,750           43,703
6.50%, 11/15/23-12/15/23                                                        146,425          149,318
7%, 1/15/28-1/20/30                                                             979,515        1,010,531
7.50%, 10/15/06-11/15/26                                                        798,789          838,090
8%, 8/15/06-8/15/28                                                             198,966          211,510
8.25%, 4/15/08                                                                    4,377            4,474
8.50%, 8/15/17-12/15/17                                                         753,808          805,379


4                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
9%, 9/15/08-5/15/09                                                        $     13,561    $      14,044
9.50%, 7/15/18-12/15/19                                                          49,202           54,063
10%, 8/15/17-8/15/19                                                             85,733           94,145
10.50%, 8/15/13-5/15/21                                                         417,266          460,094
11%, 10/20/19-7/20/20                                                           378,061          414,050
11.50%, 2/15/13                                                                  12,441           13,559
12%, 12/15/12-3/15/14                                                             6,390            7,193
12.50%, 1/15/14-11/15/14                                                         93,465          103,209
13%, 4/15/11-12/15/14                                                            12,754           13,896
13.50%, 5/15/11-1/15/13                                                          15,500           17,305
14%, 6/15/11                                                                      3,992            4,481
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32,
Cl. ZB, 8%, 9/16/29                                                           7,401,919        7,791,979
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-6, Cl. SA, 0.992%, 3/16/28 4                                      1,554,313          109,460
Series 1998-19, Cl. SB, 1.224%, 7/16/28 4                                     2,507,483          207,367
                                                                                           -------------
                                                                                              12,367,850
--------------------------------------------------------------------------------------------------------
NON-AGENCY--13.3%
--------------------------------------------------------------------------------------------------------
COMMERCIAL--10.7%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-MD6, Cl. A2, 7.359%, 11/13/29 1                                   3,000,000        3,073,959
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                      4,178,152        4,224,474
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                  4,590,000        4,405,975
--------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                               4,228,850        4,160,845
--------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                        3,176,467        3,175,476
Series 2005-E, Cl. 2A2, 4.978%, 6/25/35 1                                       636,793          635,489
--------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.64%, 6/22/24 4                41,259,296        1,561,268
--------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2001-SP GA, Cl. B, 6.662%, 8/13/18                      10,767,000       11,269,792
--------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                       2,610,000        2,545,393
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                 1,333,833        1,348,164
--------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates, Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                2,960,000        2,905,517
--------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 7.158%, 1/17/34 4      167,940,901        2,357,218
--------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                         10,000,000       10,578,735


5                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
--------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                  $  1,120,000     $  1,078,498
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                     3,790,000        3,670,600
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                         3,140,000        3,063,261
--------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 3                                                        536,969          402,727
--------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                          4,699,651        4,647,184
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                       3,498,889        3,467,139
--------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 2001-C1, Cl. A2, 6.36%, 3/12/34                          10,000,000       10,292,278
--------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                 8,181,000        8,705,197
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Interest-Only Pass-Through
Certificates, Series 2002-AL1, Cl. AIO, 14.604%, 2/25/32 4                   19,046,720        1,948,139
--------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                      3,039,091        3,033,209
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl
2A1, 4.514%, 1/25/35 1                                                        1,604,591        1,596,699
                                                                                            ------------
                                                                                              94,147,236
--------------------------------------------------------------------------------------------------------
OTHER--0.6%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.746%, 2/25/32 1                                           3,597,199        3,581,313
--------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 5.331%, 7/25/45 1                    1,900,663        1,902,577
                                                                                            ------------
                                                                                               5,483,890
--------------------------------------------------------------------------------------------------------
RESIDENTIAL--2.0%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                       7,455,023        7,469,001
--------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through
Certificates, Series 2005-10, Cl. 2-A3B, 5.55%, 1/25/36                       2,550,694       2,520,167
--------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles
Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                        2,500,000        2,483,851
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series
2002-AL1, Cl. B2, 3.45%, 2/25/32                                              3,968,207        3,383,591
--------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, (0.518)%, 6/15/25 4                                 11,473,010          284,778
--------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, CMO, Series 2000-1, Cl. M3,
6.831%, 1/25/40 1                                                             1,202,661        1,214,278
                                                                                            ------------
                                                                                              17,355,666
                                                                                            ------------
Total Mortgage-Backed Obligations (Cost $708,179,899)                                        698,574,551

--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--22.2%
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                              15,772,000       15,072,023
5.125%, 4/18/11                                                              16,995,000       16,817,062


6                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                                 AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
---------------------------------------------------------------------------------------------------------
6%, 6/15/11                                                               $   1,580,000   $    1,623,042
6.625%, 9/15/09                                                              18,340,000       19,056,654
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.75%, 12/15/10 7                                                             3,270,000        3,190,225
6%, 5/15/11                                                                  20,772,000       21,322,562
6.625%, 9/15/09 7                                                             6,890,000        7,160,102
7.25%, 1/15/10                                                               54,848,000       58,289,164
---------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, STRIPS, 5.92%, 1/15/21 8                     25,656,000       11,519,724
---------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, Series A, 6.79%, 5/23/12                   38,660,000       41,415,878
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.50%, 2/15/36                                             455,000          406,646
                                                                                          ---------------
Total U.S. Government Obligations (Cost $201,315,323)                                        195,873,082

---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.9%
---------------------------------------------------------------------------------------------------------
Undivided interest of 7.03% in joint repurchase agreement (Principal
Amount/Value $1,123,129,000, with a maturity value of $1,123,282,806)
with UBS Warburg LLC, 4.93%, dated 5/31/06, to be repurchased at
$78,979,814 on 6/1/06, collateralized by Federal National Mortgage Assn.,
5%-5.50%, 3/1/34-5/1/36, with a value of $733,305,055 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $415,009,625
(Cost $78,969,000)                                                           78,969,000       78,969,000
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,033,104,063)                                 114.7%   1,012,094,628
---------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (14.7)    (129,599,364)
                                                                          -------------------------------
NET ASSETS                                                                        100.0%  $  882,495,264
                                                                          ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Issue is in default. Non-income producing. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2006 was $448,229, which represents 0.05% of the Fund's net assets. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $30,668,246 or 3.48% of the Fund's net assets as of May 31, 2006.

5. When-issued security or forward commitment to be delivered and settled after May 31, 2006. See accompanying Notes.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,505,838 or 0.51% of the Fund's net assets as of May 31, 2006.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $7,147,200. See accompanying Notes.

8. Zero coupon bond reflects effective yield on the date of purchase.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $1,033,473,240
Federal tax cost of other investments           (14,205,322)
                                             ---------------
Total federal tax cost                       $1,019,267,918
                                             ===============


7                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

Gross unrealized appreciation                $  5,982,735
Gross unrealized depreciation                 (27,206,568)
                                             -------------
Net unrealized depreciation                  $(21,223,833)
                                             =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of May 31, 2006, the Fund had purchased $265,732,689 of securities issued on a when-issued basis or forward commitment and sold $126,719,734 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


8                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of May 31, 2006, securities with an aggregate market value of $79,782, representing 0.01% of the Fund's net assets, were in default.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                  UNREALIZED
                                       EXPIRATION    NUMBER OF        VALUATION AS OF           APPRECIATION
CONTRACT DESCRIPTION                        DATES    CONTRACTS           MAY 31, 2006         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                           9/20/06         1,244      $     132,136,125      $      (524,625)
U.S. Treasury Nts., 5 yr.                 9/29/06           108             11,189,813              (28,141)
                                                                                            ----------------
                                                                                                   (552,766)
                                                                                            ----------------


9                           |                  OPPENHEIMER U.S. GOVERNMENT TRUST

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2006/Unaudited
--------------------------------------------------------------------------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.                 9/29/06           337             68,484,719              106,736
U.S. Treasury Nts., 10 yr.                9/20/06           847             88,868,828              623,741
                                                                                            ---------------
                                                                                                    730,477
                                                                                            ---------------
                                                                                            $       177,711
                                                                                            ===============

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of May 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                            NOTIONAL    TERMINATION         UNREALIZED
COUNTERPARTY           SWAP DESCRIPTION                                           AMOUNT          DATES       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
                       Received or paid monthly. The Counterparty pays
                       the Fund a Floating Payment which is the sum of
                       the Notional Amount, the Lehman Brothers CMBS
                       Index Spread and the Financial Spread on the
                       initial Notional Amount for the Swap Interest
                       Accrual Period. In addition, the Counterparty,
                       pays the Fund the Total Return Amount if it is a
                       positive value for a given Index Period. If it is
                       a negative, the Fund pays the Counterparty the
                       absolute value of the Total Return Amount for a
Deutsche Bank AG       given Index Period, on each Payment Date.           $   10,000,000       12/1/06     $           --

                       Received or paid monthly. If the sum of the
                       Lehman Brothers CMBS Index Payer Payment Amount
                       and the Floating Rate Payer Payment Amount is
                       positive, the Counterparty will pay such amount
                       to the Fund. If the sums are negative, then the
Goldman Sachs          Fund shall pay the absolute value of such amount
Group, Inc. (The)      to the Counterparty.                                    10,825,000        6/1/06             22,934

                       Received or paid monthly. If the Carry
                       Amount, plus the Spread Return Amount (Spread
                       Change times Duration times Notional Amount),
                       is positive, the Counterparty pays the Fund.
                       The payment is based on the Carry Amount
                       which is the Spread on the Lehman Brothers
                       CMBS AAA 8.5+ Index as of the close of one
                       Business Day prior to the Period End Day plus
                       15 basis points times the Notional Amount
Lehman Brothers        times the Day Count Basis. If it is negative,
Special Financing,     the Fund pays the Counterparty the absolute
Inc.                   value of the Spread Return Amount.                       9,450,000       12/1/06                 --
                                                                                                            --------------
                                                                                                            $       22,934
                                                                                                            ==============

Abbreviation is as follows:
CMBS                   Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of May 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


10                          |                  OPPENHEIMER U.S. GOVERNMENT TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006